Long-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 17, 2025	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Cash consideration				$ 1,500,000	$ 1,500,000	$ 1,500,000
Ownership percentage				25.00%	25.00%	25.00%
Equity loss	$ 300
Wardour Studios [Member]
Long-Term Investments [Line Items]
Ownership percentage			50.00%
AIFlix [Member]
Long-Term Investments [Line Items]
Ownership percentage			50.00%
MarsLand [Member]
Long-Term Investments [Line Items]
Ownership percentage	30.00%	30.00%
Investments
DaoMax [Member]
Long-Term Investments [Line Items]
Ownership percentage	7.60%
Investments
Impairment provided against investment		$ 546,000